Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Vendor payments	$ 3,896	$ 5,254	$ 2,918
Employee commissions and bonuses	11,344	8,372	9,000
Payroll and other employee related expense	6,957	8,810	2,789
401k and pension expense	1,358	1,459	851
Other taxes	1,864	1,232	820
Total accrued expense	25,419	$ 25,127	$ 16,378
Additional filing obligations deemed probable	$ 1,200